Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.224%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,988,019.78

Principal:
Principal Collections	$21,628,389.48
Prepayments in Full	$10,580,429.96
Liquidation Proceeds	$424,273.35
Recoveries	$158,873.09
Sub Total	$32,791,965.88
Collections	$34,779,985.66

Purchase Amounts:
Purchase Amounts Related to Principal	$299,057.55
Purchase Amounts Related to Interest	$1,565.78
Sub Total	$300,623.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,080,608.99

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,080,608.99
Servicing Fee	$609,690.84	$609,690.84	$0.00	$0.00	$34,470,918.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,470,918.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,470,918.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,470,918.15
Interest - Class A-3 Notes	$418,327.98	$418,327.98	$0.00	$0.00	$34,052,590.17
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$33,878,013.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,878,013.34
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$33,784,054.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,784,054.34
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$33,716,188.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,716,188.92
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$33,632,969.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,632,969.34
Regular Principal Payment	$30,874,051.54	$30,874,051.54	$0.00	$0.00	$2,758,917.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,758,917.80
Residual Released to Depositor	$0.00	$2,758,917.80	$0.00	$0.00	$0.00
Total		$35,080,608.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,874,051.54
Total					$30,874,051.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,874,051.54	$52.52	$418,327.98	$0.71	$31,292,379.52	$53.23
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$30,874,051.54	$16.43	$837,948.81	$0.45	$31,712,000.35	$16.88

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$432,753,080.09	0.7362250	$401,879,028.55	0.6837003
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$694,313,080.09	0.3694412	$663,439,028.55	0.3530133

Pool Information
Weighted Average APR	3.490%	3.488%
Weighted Average Remaining Term	36.29	35.46
Number of Receivables Outstanding	48,424	47,246
Pool Balance	$731,629,008.61	$698,278,743.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$695,580,524.66	$664,206,219.15
Pool Factor	0.3768568	0.3596783

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$10,474,181.16
Yield Supplement Overcollateralization Amount	$34,072,524.69
Targeted Overcollateralization Amount	$34,839,715.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,839,715.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		146	$418,114.43
(Recoveries)		125	$158,873.09
Net Loss for Current Collection Period			$259,241.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4252%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7523%
Second Prior Collection Period			0.6372%
Prior Collection Period			0.8826%
Current Collection Period			0.4351%
Four Month Average (Current and Prior Three Collection Periods)			0.6768%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,027	$11,445,748.91
(Cumulative Recoveries)			$1,313,297.88
Cumulative Net Loss for All Collection Periods			$10,132,451.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5219%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,842.25
Average Net Loss for Receivables that have experienced a Realized Loss			$2,516.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	536	$10,067,760.64
61-90 Days Delinquent	0.17%	57	$1,180,430.92
91-120 Days Delinquent	0.05%	12	$351,101.18
Over 120 Days Delinquent	0.13%	49	$933,453.20
Total Delinquent Receivables	1.79%	654	$12,532,745.94

Repossession Inventory:
Repossessed in the Current Collection Period		35	$835,832.86
Total Repossessed Inventory		50	$1,279,862.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2894%
Prior Collection Period			0.2354%
Current Collection Period			0.2498%
Three Month Average			0.2582%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer